Share Capital (Schedule of Reconciliation of Stock Options and Warrants Outstanding) (Details)				12 Months Ended
	Feb. 11, 2019 shares $ / shares	Oct. 16, 2017 shares $ / shares	Aug. 31, 2017 shares $ / shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares $ / shares	Jun. 30, 2017 shares $ / shares
Number of Options and Warrants
Outstanding at beginning of year | shares				4,500,000
Granted\Issued | shares	7,500,000	500,000	4,000,000	7,500,000	4,500,000
Expired | shares				(4,500,000)
Outstanding at end of year | shares				7,500,000	4,500,000
Weighted average exercise price
Outstanding at beginning of year | $ / shares				$ 0.15
Granted\Issued | $ / shares	$ 0.05	$ 0.15	$ 0.15	0.05	0.15
Expired | $ / shares				0.15
Outstanding at end of year | $ / shares				$ 0.05	$ 0.15
Warrants [Member]
Number of Options and Warrants
Outstanding at beginning of year | shares				31,350,000	2,000,000	2,550,000
Granted\Issued | shares				11,000,000	31,350,000
Expired | shares				(10,350,000)		(550,000)
Exercised | shares					(2,000,000)
Outstanding at end of year | shares				32,000,000	31,350,000	2,000,000
Weighted average exercise price
Outstanding at beginning of year | $ / shares				$ 0.10	$ 0.01	$ 0.03
Granted\Issued | $ / shares				0.05	0.10
Expired | $ / shares				0.10		0.10
Exercised | $ / shares					0.01
Outstanding at end of year | $ / shares				$ 0.05	$ 0.10	$ 0.01